FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03737

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series IV

Fund Name: Fidelity Real Estate High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: NOVEMBER 30

DATE OF REPORTING PERIOD: 06/30/2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series IV

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/11/2005 08:59:01 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Real Estate High Income Fund
07/01/2004 - 06/30/2005

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ACCREDITED MORTGAGE LOAN REIT TRUST MEETING DATE: 05/26/2005
TICKER: AHHPRA SECURITY ID: 00438G205
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT JAMES A. KONRATH AS A DIRECTOR	Management	For	For
1.2	ELECT JAMES H. BERGLUND AS A DIRECTOR	Management	For	For
1.3	ELECT GARY M. ERICKSON AS A DIRECTOR	Management	For	For
1.4	ELECT BOWERS W. ESPY AS A DIRECTOR	Management	For	For
1.5	ELECT JODY A. GUNDERSON AS A DIRECTOR	Management	For	For
1.6	ELECT JOSEPH J. LYDON AS A DIRECTOR	Management	For	For
1.7	ELECT RAY W. MCKEWON AS A DIRECTOR	Management	For	For
1.8	ELECT RICHARD T. PRATT, DBA AS A DIRECTOR	Management	For	For
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.[1]	Management	For	For

1. Fidelity displays agenda items and descriptions, including the use of characters (such as page numbers, percentage and pound signs, ampersands and, in particular, asterisks and other footnote designations) as they are provided by the issuer and the vote processing agent. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: BIMINI MORTGAGE MANAGEMENT, INC. MEETING DATE: 03/24/2005
TICKER: BMM SECURITY ID: 09031E400
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT ROBERT E. CAULEY AS A DIRECTOR	Management	For	For
1.2	ELECT BUFORD H. ORTALE AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005[1]	Management	For	For

1. Fidelity displays agenda items and descriptions, including the use of characters (such as page numbers, percentage and pound signs, ampersands and, in particular, asterisks and other footnote designations) as they are provided by the issuer and the vote processing agent. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NEW CENTURY FINANCIAL CORPORATION MEETING DATE: 05/17/2005
TICKER: NEW SECURITY ID: 6435EV108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT MARILYN A. ALEXANDER AS A DIRECTOR	Management	For	For
1.2	ELECT HAROLD A. BLACK. PH.D. AS A DIRECTOR	Management	For	For
1.3	ELECT BRAD A. MORRICE AS A DIRECTOR	Management	For	For
1.4	ELECT MICHAEL M. SACHS AS A DIRECTOR	Management	For	For
2	TO APPROVE THE AMENDMENT TO THE NEW CENTURY FINANCIAL CORPORATION 2004 PERFORMANCE INCENTIVE PLAN, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Against
3	TO RATIFY KPMG LLP S APPOINTMENT AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Management	For	For